Postretirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	May 31, 2014	May 31, 2013
Medicare
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Reimbursement from medicare	$ 37,000	$ 74,000
Minimum | POSTRETIREMENT BENEFITS
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the first year	900,000
Estimated benefits payable in the second year	900,000
Estimated benefits payable in the third year	900,000
Estimated benefits payable in the fourth year	900,000
Estimated benefits payable in the fifth year	900,000
Estimated benefits payable in the years thereafter	8,200,000
Maximum | POSTRETIREMENT BENEFITS
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the first year	1,300,000
Estimated benefits payable in the second year	1,300,000
Estimated benefits payable in the third year	1,300,000
Estimated benefits payable in the fourth year	1,300,000
Estimated benefits payable in the fifth year	$ 1,300,000